CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Advisers Management Trust (1933 Act File No. 002-88566; 1940 Act File No. 811-04255) (“Registrant”) hereby certifies (a) that the forms of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Absolute Return Multi-Manager Portfolio, Guardian Portfolio, International Equity Portfolio, Large Cap Value Portfolio, Mid-Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Real Estate Portfolio, Short Duration Bond Portfolio, and Socially Responsive Portfolio, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (“Amendment No. 77”), and (b) that Amendment No. 77 was filed electronically.

Dated: May 4, 2016	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary